NON-CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Non curren tAssets Held Fo rSale And Discontinued Operations Explanatory [Abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]
The following table sets forth information on the main types of non-current assets held for sale:

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Land	307	2,306
Buildings	-	307
Forest	844	11,002
Roads	128	543
Total	1,279	14,158